Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total notes payable	$ 8,155	$ 8,042	$ 7,749
Less current portion	(8,155)	(486)
Long-term portion of notes payable		7,556	7,749
Note Payable One [Member]
Short-Term Debt [Line Items]
Total notes payable	486	486	7,749
Note Payable Two [Member]
Short-Term Debt [Line Items]
Total notes payable	$ 7,669	$ 7,556